provisions (Tables)	12 Months Ended
Dec. 31, 2021
provisions
Schedule of other provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration [1]	Other	Total
As at January 1, 2020	$495	$64	$227	$92	$878
Additions	—	48	186	200	434
Reversals	(5)	(1)	(114)	(20)	(140)
Uses	(3)	(69)	(112)	(143)	(327)
Interest effects [2]	174	—	2	—	176
Effects of foreign exchange, net	—	—	13	—	13
As at December 31, 2020	661	42	202	129	1,034
Additions	23	84	8	70	185
Reversals	(8)	(2)	(2)	(11)	(23)
Uses	(4)	(58)	(9)	(88)	(159)
Interest effects [2]	(171)	—	4	—	(167)
As at December 31, 2021	$501	$66	$203	$100	$870
Current	$4	$55	$7	$30	$96
Non-current	497	11	196	70	774
As at December 31, 2021	$501	$66	$203	$100	$870

1	The December 31, 2020, balance of written put options and contingent consideration has been adjusted, as set out in Note 18(c).
2	The difference of $(186) (2020 – $160) between the asset retirement obligation interest effects in this table and the amount included in the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, with such difference included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.